Fair Value - Assets Measured At Fair Value on Non-Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Impaired loans:
Total impaired loans	$ 11,792	$ 15,393
Foreclosed assets
Foreclosed assets, net	1,525	2,370
Financial instruments measured at fair value on non-recurring basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan servicing rights		9
Financial instruments measured at fair value on non-recurring basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Impaired loans:
Total impaired loans	5,298	6,809
Financial instruments measured at fair value on non-recurring basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Land [Member]
Foreclosed assets
Foreclosed assets, net		1,209
Financial instruments measured at fair value on non-recurring basis [Member] | Commercial [Member] | Significant Unobservable Inputs (Level 3) [Member]
Impaired loans:
Total impaired loans	121	108
Financial instruments measured at fair value on non-recurring basis [Member] | Commercial [Member] | Significant Unobservable Inputs (Level 3) [Member] | Non-owner occupied [Member]
Impaired loans:
Total impaired loans	1,806	2,887
Financial instruments measured at fair value on non-recurring basis [Member] | Commercial [Member] | Significant Unobservable Inputs (Level 3) [Member] | Owner occupied [Member]
Impaired loans:
Total impaired loans	1,244	516
Financial instruments measured at fair value on non-recurring basis [Member] | Commercial [Member] | Significant Unobservable Inputs (Level 3) [Member] | Land [Member]
Impaired loans:
Total impaired loans		233
Financial instruments measured at fair value on non-recurring basis [Member] | Real-estate [Member] | Significant Unobservable Inputs (Level 3) [Member] | Single-family residential [Member]
Impaired loans:
Total impaired loans	57
Financial instruments measured at fair value on non-recurring basis [Member] | Real-estate [Member] | Significant Unobservable Inputs (Level 3) [Member] | Multi-family residential [Member]
Impaired loans:
Total impaired loans	2,070
Financial instruments measured at fair value on non-recurring basis [Member] | Real-estate [Member] | Significant Unobservable Inputs (Level 3) [Member] | Multi-family residential [Member]
Impaired loans:
Total impaired loans		$ 3,065